SOI Limited partnerships Sec Lending Special Deposits (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Limited partnership and other corporation interests	$ 40,980	$ 49,421
Interest in various upper-tier LIHLPs (as a percent)	99.00%
Nature and activities of the VIEs and the effect on financial statements
Carrying value in relation to the activities of the VIEs	$ 2,728	7,464
Maximum exposure to loss in relation to the activities of the VIEs	2,728	7,464
Special deposits and securities lending
Fair value of securities on deposit with governmental authorities	14,000	14,612
Securities loaned to third parties at amortized cost	0	15,252
Estimated fair value of securities loaned to third parties	0	15,423
Restricted cash received as collateral	0	13,741
Securities received as collateral	0	2,131
Maturity Overnight and Continuous
Transfer of certain financial assets accounted for as secured borrowings
Securities lending transactions	0	15,423
Maturity Overnight and Continuous | U.S. government direct obligations and U.S. agencies
Transfer of certain financial assets accounted for as secured borrowings
Securities lending transactions	0	11,148
Maturity Overnight and Continuous | Corporate debt securities
Transfer of certain financial assets accounted for as secured borrowings
Securities lending transactions	$ 0	$ 4,275